INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Inventory impairment charges	$ 104	$ 22
Veladero [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	42	0
Carlin [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	33	0
Lumwana [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	19	0
Cortez [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	$ 10	$ 22